Provisions - Summary of Provisions (Detail) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Provisions [line items]
Decommissioning liability	$ 115.7	$ 172.6	$ 182.3
Office lease provision (existing)	0.7	9.4	$ 17.5
Total	116.4	182.0
Current portion	20.4	32.1
Non-current portion	$ 96.0	$ 149.9